Lease obligation (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2025	$ 934,419
2026	934,133
2027	353,867
2028	237,252
2029	237,252
2030	177,939
Total Lease Payments	2,874,862
Less Imputed Interest	(573,320)
Total Discounted Lease Payments	2,301,542
Current Portion Of Lease Obligations	(693,607)	$ (343,513)
Non-current Portion Of Lease Obligations	1,607,935
Operating Lease [Member]
2025	240,676
2026	240,391
2027	237,252
2028	237,252
2029	237,252
2030	177,939
Total Lease Payments	1,370,762
Less Imputed Interest	(387,822)
Total Discounted Lease Payments	982,940
Current Portion Of Lease Obligations	(127,633)
Non-current Portion Of Lease Obligations	855,307
Finance Lease [Member]
2025	693,743
2026	693,742
2027	116,615
2028	0
2029	0
2030	0
Total Lease Payments	1,504,100
Less Imputed Interest	(185,498)
Total Discounted Lease Payments	1,318,602
Current Portion Of Lease Obligations	(565,974)
Non-current Portion Of Lease Obligations	$ 752,628
Lease obligation [Member]
Weighted Average Remaining Lease Term	3 years 8 months 12 days
Lease obligation 1 [Member]
Weighted Average Remaining Lease Term	3 years 1 month 6 days
Lease obligation 2 [Member]
Weighted Average Remaining Lease Term	3 years 3 months 18 days
Lease obligation 3 [Member]
Weighted Average Remaining Lease Term	2 years 3 months 18 days
Lease obligation 4 [Member]
Weighted Average Remaining Lease Term	1 year 9 months 18 days
Lease obligation 5 [Member]
Weighted Average Remaining Lease Term	9 months 18 days